UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23151

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 90.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$56,127

		$56,127

Education — 5.7%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$618,430
Alabama Public School and College Authority, 5.00%, 5/1/24	500	630,730
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	350	413,462
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/21	500	584,505
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	500	620,325
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	250,776
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	718,646
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	497,484
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,237,820
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	923,775
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	306,528
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/21	1,000	1,193,930
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	790,289
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	517,836
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	285,739
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	550,373
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	475,109
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	674,433
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	695,548
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	680	857,983
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/27	1,205	1,504,973
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/28	1,365	1,697,350
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	690	812,551
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	835,034
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	500	577,035
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	300	343,176
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	340,473
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	794,044

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	$175	$210,110
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	274,384
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	239,172
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	119,636
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	182,484
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	513,919
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/21	120	141,770
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	148,192
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	126,268
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	468,600
S. M. Educational Building Corp., MS, 5.00%, 9/1/25	250	321,873
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	947,347
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	939,322
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,239,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	623,121
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	304,903
Western Michigan University, 5.00%, 11/15/24	500	634,660

		$27,183,918

Electric Utilities — 3.2%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,236,310
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	625,960
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,251,450
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	125,406
Marquette Board of Light and Power, MI, 5.00%, 7/1/21	350	413,199
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	277,339
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	552,361
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	590,919
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	435,138
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	989,721
Minnesota Municipal Power Agency, 5.00%, 10/1/21(2)	225	267,845
Minnesota Municipal Power Agency, 5.00%, 10/1/22(2)	200	242,670
Minnesota Municipal Power Agency, 5.00%, 10/1/23(2)	230	284,588
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	639,560

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	$1,000	$1,269,790
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	590,230
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	600,315
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	620,100
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	144,696
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	372,237
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	315,805
South Carolina Public Service Authority, 5.00%, 12/1/26	1,000	1,284,900
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	500	582,235
Springfield, IL, Electric System Revenue, 5.00%, 3/1/22	500	594,970
Springfield, IL, Electric System Revenue, 5.00%, 3/1/27	250	308,590
Springfield, IL, Electric System Revenue, 5.00%, 3/1/28	250	306,410
Springfield, IL, Electric System Revenue, 5.00%, 3/1/29	250	303,493
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	309,233

		$15,535,470

Escrowed / Prerefunded — 0.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Prerefunded to 6/15/18, 5.50%, 6/15/22	$25	$27,318
Washington State University, Prerefunded to 4/1/19, 5.00%, 4/1/32	15	16,732
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	500	616,870

		$660,920

General Obligations — 36.0%
Addison, TX, 5.00%, 2/15/26	$270	$330,299
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/27	330	358,175
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/28	450	529,744
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	275	322,116
Alaska, 5.00%, 8/1/30	1,000	1,246,110
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/21	2,000	2,364,820
Anchorage, AK, 5.00%, 9/1/23	750	932,542
Anchorage, AK, 5.00%, 9/1/24	750	951,420

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Anchorage, AK, 5.00%, 9/1/25	$750	$967,575
Anchorage, AK, 5.00%, 9/1/27	780	988,892
Arkansas, 4.00%, 6/1/28	500	585,390
Avon Community School Building Corp., IN, 5.00%, 7/10/21	500	589,570
Avon, OH, 4.00%, 12/1/31	590	684,058
Belding Area Schools, MI, 5.00%, 5/1/28	250	313,398
Belding Area Schools, MI, 5.00%, 5/1/30	250	309,828
Birmingham Public Schools, MI, 4.00%, 11/1/21(2)	500	574,285
Birmingham Public Schools, MI, 4.00%, 11/1/22(2)	300	349,995
Birmingham Public Schools, MI, 4.00%, 11/1/23(2)	1,325	1,568,601
Brookline, MA, 4.00%, 3/1/30	435	518,933
Brookline, MA, 4.00%, 3/1/31	250	296,785
Burlington, VT, 5.00%, 11/1/21	600	714,192
Burlington, VT, 5.00%, 11/1/22	450	546,691
Burlington, VT, 5.00%, 11/1/23	450	555,264
Burlington, VT, 5.00%, 11/1/24	400	501,080
Burlington, VT, 5.00%, 11/1/25	400	506,780
Burlington, VT, 5.00%, 11/1/26	250	320,643
Burlington, VT, 5.00%, 11/1/27	225	286,218
Burlington, VT, 5.00%, 11/1/28	370	467,088
California, 4.00%, 9/1/26	750	919,680
California, 4.00%, 9/1/27	740	897,931
California, 4.00%, 9/1/28	750	902,355
California, 4.00%, 9/1/31	500	584,475
Central Dauphin School District, PA, 5.00%, 2/1/29	500	627,585
Clark County School District, NV, 5.00%, 6/15/22	500	606,595
Clark County School District, NV, 5.00%, 6/15/23	500	617,230
Clark County School District, NV, 5.00%, 6/15/24	500	627,600
Clark County School District, NV, 5.00%, 6/15/25	500	635,385
Clark County School District, NV, 5.00%, 6/15/29	250	313,395
Clark County School District, NV, Series C, 4.00%, 6/15/31	1,000	1,131,830
Clark County School District, NV, Series D, 4.00%, 6/15/31	750	848,872
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	750	841,552
Crowley Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/28	100	116,931
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,175,570
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	873,315
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	142,431
Deer Valley Unified School District No. 97, AZ, 2.00%, 7/1/22	250	260,893
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	310,860
Delaware County, OH, 1.50%, 12/1/21	130	133,530
Delaware County, OH, 1.50%, 12/1/22	110	112,273
Delaware County, OH, 4.00%, 12/1/27	150	177,329
Delaware County, OH, 4.00%, 12/1/28	255	298,281

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Delaware County, OH, 4.00%, 12/1/29	$175	$203,086
Denton, TX, 5.00%, 2/15/29	1,595	2,025,937
Denton, TX, 5.00%, 2/15/31	1,360	1,712,893
Dowagiac Union School District, MI, 4.00%, 5/1/21	350	395,395
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	371,764
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	406,182
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	293,663
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	742,934
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	414,484
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/21	2,000	2,281,400
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,735,035
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,880	2,370,436
Edgewood City School District, OH, 5.25%, 12/1/33	500	615,945
Edinburg Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	1,075	1,348,630
Edinburg, TX, 5.00%, 3/1/21	330	385,565
Edinburg, TX, 5.00%, 3/1/22	1,215	1,449,143
Edinburg, TX, 5.00%, 3/1/23	1,235	1,498,759
Edinburg, TX, 5.00%, 3/1/24	815	1,006,924
Edinburg, TX, 5.00%, 3/1/25	310	388,573
Elgin, IL, 3.00%, 12/15/22	1,410	1,535,913
Elgin, IL, 3.00%, 12/15/23	1,645	1,797,985
Elgin, IL, 3.00%, 12/15/24	1,770	1,938,044
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	613,785
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,187,480
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,238,535
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	500	633,275
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	750	944,677
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	643,240
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	100	78,924
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,072,302
Illinois, 5.00%, 2/1/23	500	565,400
Illinois, 5.00%, 3/1/24	200	221,378
Illinois, 5.00%, 2/1/26	950	1,068,170
Illinois, 5.50%, 7/1/26	200	229,156
Issaquah School District No. 411, WA, 4.00%, 12/1/31	2,000	2,324,560
Jourdanton Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/21	530	579,576
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	179,623
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	400,187

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	$340	$405,637
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	667,981
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	607,370
Judson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/21	180	212,600
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	209,019
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	214,366
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/24	100	107,437
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	625	660,056
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	487,051
Kent, WA, 4.00%, 12/1/29	1,000	1,152,860
Kent, WA, 4.00%, 12/1/30	1,000	1,149,850
Kyle, TX, 4.00%, 8/15/21	250	284,595
Kyle, TX, 4.00%, 8/15/30	500	568,915
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,242,905
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	500	580,415
Lake County Community High School District No. 115, IL, 4.00%, 11/1/24(2)	1,000	1,190,670
Lake County, FL, 5.00%, 6/1/28	650	805,168
Lakeland, FL, 5.00%, 10/1/25	635	791,547
Lakeland, FL, 5.00%, 10/1/28	1,500	1,828,905
Lakeland, FL, 5.00%, 10/1/30	1,000	1,207,650
Lakewood, OH, 4.00%, 12/1/29	500	578,465
Lakewood, OH, 4.00%, 12/1/30	400	463,040
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,837,613
Laredo Community College District, TX, 4.00%, 8/1/21	125	141,878
Laredo Community College District, TX, 4.00%, 8/1/22	240	275,650
Laredo Community College District, TX, 5.00%, 8/1/23	165	202,622
Laredo Community College District, TX, 5.00%, 8/1/24	140	174,670
Laredo Community College District, TX, 5.00%, 8/1/25	110	139,135
Laredo Community College District, TX, 5.00%, 8/1/26	320	408,304
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	649,530
Lewisville Independent School District, TX, 5.00%, 8/15/26	1,500	1,927,335
Little Rock School District, AR, 3.00%, 2/1/23	400	423,352
Little Rock School District, AR, 3.00%, 2/1/24	250	264,605
Little Rock School District, AR, 3.00%, 2/1/25	250	262,990

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Massachusetts, 5.00%, 7/1/24	$1,500	$1,914,570
Massachusetts, 5.00%, 7/1/25	1,000	1,296,110
Massachusetts, 5.00%, 7/1/26	1,000	1,315,630
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	244,934
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	370,875
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/21	1,440	1,712,923
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,217,260
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,243,060
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/28	1,580	1,997,246
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	860	997,686
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	274,650
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	551,635
Monroe, NC, Limited Obligation Bonds, 4.00%, 3/1/21	310	351,122
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	421,309
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	375	301,298
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/25	1,925	2,506,908
Northwest Local School District Board of Education, OH, 4.00%, 12/1/30	300	335,973
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,180,084
Olentangy Local School District, OH, 4.00%, 12/1/27	415	496,772
Olentangy Local School District, OH, 4.00%, 12/1/30	630	734,057
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	839,910
Pasadena, TX, 4.00%, 2/15/28	500	575,955
Pasadena, TX, 4.00%, 2/15/29	250	285,870
Pasadena, TX, 4.00%, 2/15/30	500	568,085
Pasadena, TX, 4.00%, 2/15/31	750	846,525
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	826,440
Pennsylvania, 4.00%, 6/15/31	885	982,040
Pennsylvania, 5.00%, 7/1/24	650	804,284
Peoria, IL, 5.00%, 1/1/27	500	617,585
Port Arthur Independent School District, TX, 5.00%, 2/15/22	500	598,545
Prince George’s County, MD, 4.00%, 7/1/28	1,000	1,198,080
Prince George’s County, MD, 4.00%, 7/1/29	1,000	1,191,080
Prince George’s County, MD, 4.00%, 7/1/30	1,000	1,186,100
Prince George’s County, MD, 4.00%, 7/1/31	1,000	1,180,160
Romeo Community Schools, MI, 5.00%, 5/1/21	750	880,087

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Romeo Community Schools, MI, 5.00%, 5/1/22	$575	$686,866
Romeo Community Schools, MI, 5.00%, 5/1/24	850	1,051,832
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,254,160
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,612,176
Romeo Community Schools, MI, 5.00%, 5/1/27	1,520	1,909,044
Romeo Community Schools, MI, 5.00%, 5/1/28	1,000	1,242,620
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,236,360
Romeo Community Schools, MI, 5.00%, 5/1/30	800	984,616
Romeo Community Schools, MI, 5.00%, 5/1/31	1,000	1,226,860
Rose Tree Media School District, PA, 3.00%, 2/1/20	350	374,699
Rose Tree Media School District, PA, 4.00%, 2/1/21	400	452,732
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	355,392
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	601,125
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	610,580
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	864,757
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	500	572,865
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	464,720
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	346,461
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	229,554
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	635,250
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	1,000	1,290,360
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	961,277
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/27	1,000	1,293,530
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	602,290
Stamford, CT, 4.00%, 8/1/27	750	898,552
Sugar Land, TX, 5.00%, 2/15/26	555	718,570
Texas, (Texas Transportation Commission), 5.00%, 4/1/28	1,750	2,254,910
Texas, (Texas Transportation Commission), 5.00%, 4/1/29	2,000	2,562,700
Trussville, AL, 5.00%, 10/1/31	250	300,058
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	603,386
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	622,448
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	635,633

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	$570	$660,818
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	590	679,798
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	482,623
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	517,974
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	552,667
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	593,566
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	620,533
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,531,200
Vestavia Hills, AL, 4.00%, 2/1/24	1,235	1,451,780
Vestavia Hills, AL, 4.00%, 2/1/25	550	651,370
Vestavia Hills, AL, 4.00%, 2/1/26	1,000	1,193,570
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/31(2)	560	655,189
Washington, 5.00%, 8/1/21	2,000	2,394,680
Washington, 5.00%, 8/1/22	1,000	1,225,130
Washington, 5.00%, 8/1/23	1,000	1,248,640
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	400	374,332
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	136,968
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	133,958
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	653,512
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	250	188,193
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	179,490
West Chester Township, OH, 4.00%, 12/1/26	1,140	1,368,410
West Chester Township, OH, 4.00%, 12/1/27	400	473,628
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	842,572
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	839,895
Williamson County, TX, 5.00%, 2/15/28	300	375,240

		$172,386,501

Hospital — 8.7%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$291,690

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	$250	$310,085
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	113,345
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	45,769
Harris County Hospital District, TX, 5.00%, 2/15/27(2)	700	882,672
Harris County Hospital District, TX, 5.00%, 2/15/28(2)	1,500	1,875,930
Harris County Hospital District, TX, 5.00%, 2/15/29(2)	1,500	1,865,685
Harris County Hospital District, TX, 5.00%, 2/15/30(2)	1,000	1,237,240
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	889,755
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	117,935
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	184,394
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	315,240
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	313,075
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	309,382
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	730,380
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	307,762
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	632,595
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	627,730
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	624,175
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	259,726
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	615,905
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	305,723
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	635,275
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	637,705
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	587,490
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	597,604
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	610,060

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	$500	$618,470
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	963,640
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,268,340
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	707,256
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	893,207
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	888,132
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	650,988
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	872,788
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	125,994
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	1,600	2,044,528
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	143,013
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	677,139
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,257,870
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,252,040
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,241,350
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,231,730
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/31	1,000	1,247,210
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	300,838
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	163,346
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	284,347
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	265,592
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	363,942
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	500	614,440
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	117,475
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	239,902

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	$300	$365,493
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	620,050
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	237,608
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	67,649
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	437,916
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	422,847
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	505,524
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	383,168
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	623,025
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	500	618,000
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	500	615,525
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/31	1,300	1,455,272
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	736,021

		$41,446,002

Housing — 2.3%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$400	$430,280
Maine Housing Authority, 2.30%, 11/15/25	190	193,515
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,185,456
New York Mortgage Agency, 1.75%, 4/1/24	500	501,790
New York Mortgage Agency, 1.95%, 10/1/25	750	752,978
New York Mortgage Agency, 2.30%, 10/1/27	750	758,250
New York Mortgage Agency, 2.40%, 10/1/28	750	756,735
New York Mortgage Agency, 2.45%, 4/1/29	750	755,025
Virginia Housing Development Authority, 1.70%, 5/1/22	895	906,832
Virginia Housing Development Authority, 1.85%, 5/1/23	920	933,496
Virginia Housing Development Authority, 1.95%, 11/1/23	295	301,938
Virginia Housing Development Authority, 2.05%, 5/1/24	340	349,697
Virginia Housing Development Authority, 2.25%, 5/1/25	470	486,422
Virginia Housing Development Authority, 2.40%, 5/1/26	520	538,330
Virginia Housing Development Authority, 2.55%, 5/1/27	930	966,595
Washington Housing Finance Commission, 2.05%, 6/1/24	310	316,476
Washington Housing Finance Commission, 2.25%, 6/1/25	455	461,830

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Washington Housing Finance Commission, 2.30%, 12/1/25	$130	$132,599
Washington Housing Finance Commission, 2.40%, 6/1/26	105	109,313

		$10,837,557

Insured – Education — 0.2%
Kershaw County Public Schools Foundation, SC, (BAM), 3.00%, 12/1/26	$250	$267,035
Kershaw County Public Schools Foundation, SC, (BAM), 3.25%, 12/1/28	250	265,827
Kershaw County Public Schools Foundation, SC, (BAM), 3.375%, 12/1/29	500	535,720

		$1,068,582

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$587,380

		$587,380

Insured – General Obligations — 1.3%
Greenwood Fifty School Facilities, Inc., SC, (Greenwood School District No. 50), (BAM), 5.00%, 12/1/21	$175	$207,426
New Britain, CT, (BAM), 5.00%, 3/1/21	1,000	1,166,910
New Britain, CT, (BAM), 5.00%, 3/1/23	550	665,549
New Britain, CT, (BAM), 5.00%, 3/1/24	550	677,754
New Britain, CT, (BAM), 5.00%, 3/1/25	400	499,580
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	304,118
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	529,004
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	222,625
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	381,091
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	481,440
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	395,193
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/29	640	714,925

		$6,245,615

Insured – Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$683,235

		$683,235

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 3.8%
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/30	$500	$562,240
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/31	500	561,785
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/22	500	597,370
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	1,000	1,217,000
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/24	250	309,153
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,880,040
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,577,350
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	625,195
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,529,918
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	311,082
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	121,945
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	302,455
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	903,739
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,701,106
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	225	266,499
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	600,545
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	491,380
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	300	364,284
Pasco County School Board, FL, (BAM), 5.00%, 8/1/21	400	472,948
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	362,163
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	313,143
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	512,721
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	387,066
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	456,250
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	772,579
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	519,121
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	642,146

		$18,361,223

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$144,288
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	533,152

		$677,440

Insured – Transportation — 0.9%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/21	$825	$968,443
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	840	1,005,413
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	537,231

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	$350	$434,049
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	627,550
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	402,138
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	468,296

		$4,443,120

Insured – Water and Sewer — 0.7%
Bucks County Water and Sewer Authority, PA, (BAM), 5.00%, 6/1/20	$500	$574,110
Bucks County Water and Sewer Authority, PA, (BAM), 5.00%, 6/1/21	1,075	1,266,092
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/21	250	295,980
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	250	300,985
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	311,557
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	309,723
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	120,464

		$3,178,911

Lease Revenue / Certificates of Participation — 5.7%
Arizona School Facilities Board, 5.00%, 9/1/20	$100	$115,999
Broward County School Board, FL, 5.00%, 7/1/21	250	296,063
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,813,950
Broward County School Board, FL, 5.00%, 7/1/23	500	616,320
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,566,625
Broward County School Board, FL, 5.00%, 7/1/25	500	632,045
Broward County School Board, FL, 5.00%, 7/1/26	1,000	1,272,390
Broward County School Board, FL, 5.00%, 7/1/27	500	632,080
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,568,062
Broward County School Board, FL, 5.00%, 7/1/29	500	624,180
Broward County School Board, FL, 5.00%, 7/1/30	500	623,165
Broward County School Board, FL, 5.00%, 7/1/31	600	744,180
California Public Works Board, 4.00%, 12/1/31	1,000	1,152,100
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	306,750
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	253,946
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/21	490	564,431
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	602,653
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	160,499
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	662,134
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	693,434
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	712,691
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	732,195
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	751,851

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	$675	$778,572
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	800,807
Medina City School District, OH, 5.00%, 12/1/23	350	430,651
Medina City School District, OH, 5.00%, 12/1/24	400	496,796
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	1,220	1,411,357
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	617,675
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,075,522
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,194,397
South Dakota Building Authority, 5.00%, 6/1/27	635	786,422
South Dakota Building Authority, 5.00%, 6/1/28	210	261,091
South Dakota Building Authority, 5.00%, 6/1/30	200	245,836
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	850	918,603
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	750	802,627
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	609,745

		$27,527,844

Other Revenue — 1.7%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$357,312
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,254,360
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,247,670
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,238,790
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	736,158
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/21	500	585,825
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	807,671
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	634,840
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	625,820
Missouri Development Finance Board, (Branson Landing), 5.00%, 6/1/21	500	583,370

		$8,071,816

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$58,616
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	116,168
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	285,255
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	291,823
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	297,857
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	124,289
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	654,880
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	555	639,993
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,435,239
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,262,162
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,755,254
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	775,109
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	598,545
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	296,442
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	301,182
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	379,103
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	267,062
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	272,009
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	588,053
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	246,240
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	311,862
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	310,225
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	306,350
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	200	243,954

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	$425	$516,277
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/21	305	356,176
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	240,684
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	309,575
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	539,374
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	573,895
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	495	595,658

		$14,949,311

Special Tax Revenue — 3.1%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$126,693
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/21	275	319,102
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/22	275	326,359
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	313,745
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	315	388,181
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	563,260
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	377,523
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	374,598
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	372,279
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/30	300	369,690
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	608,630
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	619,430
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	595,200
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	606,835
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	617,940
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	584,064
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	834,184
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	140	168,589
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/21	250	295,435
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	301,858
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/30	1,500	1,748,745
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	126,811
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	174,544

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/30	$1,250	$1,483,637
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/31	1,000	1,177,890
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	306,142
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/29	250	305,147
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/30	250	304,158
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/31	250	302,563

		$14,693,232

Transportation — 5.4%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$291,468
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	313,287
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	250	291,970
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	179,312
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/24	200	248,040
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	125,703
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	184,067
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	183,029
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,208,190
Chicago, IL, (O’Hare International Airport), Series B, 5.00%, 1/1/30	500	607,090
Chicago, IL, (O’Hare International Airport), Series D, 5.00%, 1/1/30	100	121,418
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/20	545	635,257
Fort Bend County, TX, Toll Road Revenue, 2.00%, 3/1/21	250	260,845
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	120,595
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	184,674
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	244,046
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	622,225
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,236,860
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	922,747
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	813,637
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	310,035
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	606,590
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	1,000	1,201,040
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	613,665
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	624,450

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	$500	$635,555
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	645,335
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,306,450
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	893,677
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	157,505
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	595,900
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	920,625
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	205,899
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	750	921,870
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	489,312
North Texas Tollway Authority, 5.00%, 1/1/22	1,000	1,194,840
North Texas Tollway Authority, 5.00%, 1/1/23	1,500	1,830,540
Port of Seattle, WA, 5.00%, 4/1/21	250	296,038
Port of Seattle, WA, 5.00%, 3/1/24	250	312,880
Port of Seattle, WA, 5.00%, 3/1/25	150	189,659
Port of Seattle, WA, 5.00%, 3/1/27	250	312,070
Port of Seattle, WA, 5.00%, 3/1/29	250	308,347
Rhode Island Commerce Corp., 5.00%, 6/15/21	2,000	2,350,400
Texas Transportation Commission, 5.00%, 4/1/33	50	60,897

		$25,778,039

Water and Sewer — 8.6%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$379,227
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	165	203,143
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	122,297
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/21	1,700	2,038,232
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/22	1,400	1,717,926
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,253,200
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,443,530
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/25	1,010	1,313,747
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	500	617,435
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	916,286
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	334,737
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/29	1,025	1,381,454
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/30	200	271,204
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	219,253
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/30	500	570,080
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/31	500	566,785

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	$500	$644,090
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/21	100	114,445
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	776,496
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/25	405	483,858
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	242,589
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	293,228
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	770	892,391
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/31	830	949,454
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	298,440
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	210,467
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	776,280
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/28	500	642,690
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	639,045
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	763,116
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	500	518,755
Rapid City, SD, Water Revenue, 4.00%, 11/1/28	750	873,382
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	695,784
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	770,473
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,281,960
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	657,511
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	2,007,856
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/24	2,000	2,559,440
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/30	940	1,184,203
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	470	552,649
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	500	585,005
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	622,145
Tacoma, WA, Solid Waste Revenue, 5.00%, 12/1/31	1,250	1,548,100
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	1,100	1,303,137
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,250	1,473,475
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	485	553,244
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	305	347,246
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/31	250	283,455
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/24	175	218,036
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	265,010
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/26	210	268,006
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	637,679
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	689,386

		$40,971,062

Security	Principal Amount (000’s omitted)	Value

Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$305,902

		$305,902

Total Tax-Exempt Investments — 90.9% (identified cost $420,535,838)		$435,649,207

Other Assets, Less Liabilities — 9.1%		$43,410,625

Net Assets — 100.0%		$479,059,832

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2016, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.4%
Others, representing less than 10% individually	76.5%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.5% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2016
Unaffiliated investments, at value (identified cost, $420,535,838)	$435,649,207
Cash	51,745,427
Interest receivable	3,388,243
Receivable from affiliate	23,377
Total assets	$490,806,254

Liabilities
Payable for investments purchased	$624,075
Payable for when-issued securities	10,953,566
Payable to affiliates:
Investment adviser fee	122,656
Accrued expenses	46,125
Total liabilities	$11,746,422
Net Assets applicable to investors’ interest in Portfolio	$479,059,832

Sources of Net Assets
Investors’ capital	$463,946,463
Net unrealized appreciation	15,113,369
Total	$479,059,832

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Statement of Operations (Unaudited)

Investment Income	Period Ended July 31, 2016(1)
Interest	$2,497,156
Total investment income	$2,497,156

Expenses
Investment adviser fee	$404,050
Trustees’ fees and expenses	11,404
Custodian fee	30,456
Legal and accounting services	21,741
Miscellaneous	1,010
Total expenses	$468,661
Deduct —
Allocation of expenses to affiliate	$23,377
Total expense reductions	$23,377

Net expenses	$445,284

Net investment income	$2,051,872

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$19,713
Net realized gain	$19,713
Change in unrealized appreciation (depreciation) —
Investments	$10,523,855
Net change in unrealized appreciation (depreciation)	$10,523,855

Net realized and unrealized gain	$10,543,568

Net increase in net assets from operations	$12,595,440

(1)	For the period from the start of business, March 28, 2016, to July 31, 2016.

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2016 (Unaudited)(1)
From operations —
Net investment income	$2,051,872
Net realized gain from investment transactions	19,713
Net change in unrealized appreciation (depreciation) from investments	10,523,855
Net increase in net assets from operations	$12,595,440
Capital transactions —
Contributions	$232,950,393
Withdrawals	(454,430)
Portfolio transaction fee	291,526
Assets contributed by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund	233,676,903
Net increase in net assets from capital transactions	$466,464,392

Net increase in net assets	$479,059,832

Net Assets
At beginning of period	$—
At end of period	$479,059,832

(1)	For the period from the start of business, March 28, 2016, to July 31, 2016.

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Supplementary Data

Ratios/Supplemental Data	Period Ended July 31, 2016 (Unaudited)(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.35	%(2)(3)
Net investment income	1.61	%(2)
Portfolio Turnover	0	%(4)(5)

Total Return	3.97	%(4)

Net assets, end of period (000’s omitted)	$479,060

(1)	For the period from the start of business, March 28, 2016, to July 31, 2016.

(2)	Annualized.

(3)	The investment adviser reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the period ended July 31, 2016). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Amount is less than 0.5%.

29	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2016, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 98.1% and 1.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

30

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning income on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2016 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended July 31, 2016, the Portfolio’s investment adviser fee amounted to $404,050 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $23,377 of the Portfolio’s operating expenses for the period ended July 31, 2016.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Transfer of Assets

Investment operations began on March 28, 2016 with the transfer of investments and related assets by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund of $233,676,903, including net unrealized appreciation of $4,589,514, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and investments acquired in the transfer of assets as described in Note 3, aggregated $207,888,261 and $335,113, respectively, for the period ended July 31, 2016.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$420,533,125

Gross unrealized appreciation	$15,116,660
Gross unrealized depreciation	(578)

Net unrealized appreciation	$15,116,082

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or

31

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period ended July 31, 2016.

On September 2, 2016, the Portfolio renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$435,649,207	$—	$435,649,207

Total Investments	$—	$435,649,207	$—	$435,649,207

32

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the investment professionals in the Eaton Vance tax-advantaged bond strategies and municipal research groups in managing funds and other accounts that invest primarily in municipal bonds and employing tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

34

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

35

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 9, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), with Boston Management and Research (the “Adviser”).

Prior to voting its approval of the investment advisory agreement, the Board received information from the Adviser and its affiliate, Eaton Vance Management (together, “Eaton Vance”), that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by Eaton Vance for the February 9, 2015 meeting relating specifically to the Portfolio, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the Portfolio;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Portfolio, as identified by an independent data provider (“comparable funds”);

•	Profitability analyses of Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement for the

36

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Board of Trustees’ Contract Approval — continued

Portfolio. The conclusions reached with respect to the investment advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the abilities and experiences of Eaton Vance’s tax-advantaged bond strategies and municipal research groups, which include the investment personnel who will provide services to the Portfolio, in managing other Eaton Vance Funds that invest primarily in municipal bonds employing tax-advantaged bond strategies (the “Existing Funds”). The Board considered that Eaton Vance currently manages municipal laddered portfolios for clients in separately managed accounts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory services (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the Portfolio for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Existing Funds. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Existing Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Existing Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Portfolio, the profits expected to be realized by the Adviser and its affiliates with respect to the Portfolio will be reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

37

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2016

Officers and Trustees

Officers of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of 5-to-15 Year Laddered Municipal Bond Portfolio

James H. Evans

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

22625 7.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and
3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ James H. Evans
James H. Evans
President

Date:	September 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 19, 2016

By:	/s/ James H. Evans
James H. Evans
President

Date:	September 19, 2016